Income taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of U.S and Foreign (loss) / Income Before Income Taxes
The following table summarizes our U.S. and foreign losses before income taxes for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
U.S.	$(22,264)	$(17,518)	$(15,510)
Foreign	(24,948)	(88,577)	(148,797)
Loss before income taxes	$(47,212)	$(106,095)	$(164,307)

Summary of Income Tax Expense Components
The following table summarizes our provision for income taxes for the years ended December 31, 2022, 2021 and 2020:

	Year ended December 31,
	2022	2021	2020
Current income tax (expenses) / benefit:
U.S. Federal	$(188)	$8,355	$1,424
Foreign	(20,926)	(26,115)	(4,440)
Total current income tax expense	$(21,114)	$(17,760)	$(3,016)
Deferred income tax (expenses) / benefit:
U.S. Federal	(550)	(1,077)	2,653
Foreign	355	19,067	21,801
Total deferred income tax (expenses) / benefit	$(195)	$17,990	$24,454
Income tax (expenses) / benefit	$(21,309)	$230	$21,438

Summary of Deferred Tax Assets Liabilities by Current and Non-current
As of December 31, 2022, and 2021, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	As of December 31, 2022	As of December 31, 2021
Non-current deferred tax assets	$113,474	$92,658
Total deferred tax assets	$113,474	$92,658
Less: Valuation allowance	(54,220)	(23,999)
Net deferred tax assets	$59,254	$68,659
Non-current tax liabilities	(12,898)	(9,772)
Total deferred tax liabilities	$(12,898)	$(9,772)
Total deferred tax	$46,356	$58,887

Summary of Composition of Deferred Tax Assets and Liabilities
The following table summarizes the composition of deferred tax assets and deferred tax liabilities as of December 31, 2022 and 2021:

	As of December 31, 2022	As of December 31, 2021
Tax loss carryforwards	$84,386	$59,615
Allowance for credit expected losses	1,802	3,113
Provisions and other assets	19,281	31,237
Property and equipment	1,355	3
Intangible assets	(5,879)	(7,698)
Others	(369)	(3,384)
Total net deferred tax assets before valuation allowance	$100,576	$82,886
Less: Valuation allowance	(54,220)	(23,999)
Total net deferred tax assets after valuation allowance	$46,356	$58,887

Summary of Tax Loss Carryforwards Expiry	As of December 31, 2022, we have both foreign and U.S. net operating loss carryforwards (“NOLs”) of $317,513. If not utilized, the NOLs will begin to expire, as follows:

	As of December 31, 2022
Expiration date	U.S.	Foreign
Expires 2025	—	1,850
Expires 2026	—	13,416
Expires 2027	—	12,741
Expires 2028 and thereafter	—	52,740
Without expiration dates	83,948	152,818
Total NOLs	$83,948	$233,565

Summary of NOLs by Country of Origin
The following table shows the breakdown of our NOLs by country of origin as of December 31, 2022:

Country	NOL gross amount	Expiration terms
Brazil	$151,914	No expiration. Offset limitation to 30% of taxable income.
Argentina	51,073	5 years
United States	83,948	No expiration but offset limitation of 80% of the taxable income by fiscal year.
Mexico	29,674	10 years
Chile	766	No expiration.
Peru	138	No expiration, but offset limitation of 50% of the taxable income by fiscal year.
Total NOLs	$317,513

Summary of Changes in Valuation Allowance	The following table presents the changes in our valuation allowance for the years ended December 31, 2022, 2021 and 2020:

Valuation allowance
Balance as of January 1, 2020	$11,349
Increases	754
Decreases	(3,077)
Balance as of December 31, 2020	$9,026
Increases	23,124
Decreases	(8,151)
Balance as of December 31, 2021	$23,999
Increases	39,240
Decreases	(9,019)
Balance as of December 31, 2022	$54,220

Summary of Reconciliation of Difference between Actual Provision for Income Taxes and Provision Computed by Applying Weighted Average Income Tax Rate
The reconciliation of the provision for income taxes for the years ended December 31, 2022, 2021 and 2020 to total income tax expense is as follows:

	Year ended December 31,
	2022	2021	2020
Net loss before income tax	$(47,212)	$(106,095)	$(164,307)
Income tax Rate	21%	21%	21%
Expected income tax benefit	$(9,915)	$(22,280)	$(34,504)
Permanent differences:
Foreign non-creditable withholding tax	$11,540	$7,652	$1,471
Non-deductible expenses	10,440	20,743	19,744
Currency translation adjustment	2,595	1,534	(1,254)
Tax credits recovery	—	—	12
Others	(256)	97	(40)
Unrecognized tax benefits and related interest	1,029	6,930	1,747
Foreign Rate Differential	(9,091)	(3,133)	(3,060)
Tax Inflation Adjustment	(12,716)	(6,906)	(5,137)
Tax Holiday	5,990	334	2,109
True up	2,283	(2,238)	849
Change in rate	—	(4,597)	(8)
Change in valuation allowance	19,410	1,634	(3,367)
Income tax expenses / (benefit)	$21,309	$(230)	$(21,438)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of gross unrecognized tax benefits and interest is as follows:

	Year ended December 31,
	2022	2021	2020
Balance, beginning of year	$45,865	$32,906	$—
Increases to tax positions related to prior years(1)	2,406	8,404	31,778
Decreases to tax positions related to prior years(1)(2)	(6,912)	—	—
Settlements during current year(1)(3)	(5,121)	—	—
Interest and penalties	5,687	4,555	1,128
Balance, end of year	$41,925	$45,865	$32,906

(1) Including updates, interest and penalties.
(2) Includes tax positions in Mexico, Colombia, Argentina and US related to Best Day acquisition as a result of a lapse of the statute of limitations.
(3) Includes tax positions effectively settled in Mexico related to Best Day acquisition.